Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Recurring:
Cash and cash equivalents and restricted cash	$ 409,248	$ 318,993
Other:
Long-term debt	(3,241,231)	(3,363,874)
Interest Rate Swap [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(338,447)
Cross currency swaps agreements [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(144,607)
Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(2,195)
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(577,268)	(620,746)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	409,248	318,993
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	0	(14,830)
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(2,663,963)	(2,743,128)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(338,447)	(235,998)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(144,607)	(183,327)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(2,195)	(11,509)
Carrying Amount [Member] | Level 2 [Member] | Nonrecurring [Member]
Non-Recurring:
Vessels held for sale (note 14)	0	55,450
Vessels and equipment (note 14)	0	100,600
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(490,954)	(473,729)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	409,248	318,993
Fair Value [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	0	(14,830)
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(2,579,967)	(2,783,597)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(338,447)	(235,998)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swaps agreements [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(144,607)	(183,327)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value/Carrying Amount of Assets (Liability)	(2,195)	(11,509)
Fair Value [Member] | Level 2 [Member] | Nonrecurring [Member]
Non-Recurring:
Vessels held for sale (note 14)	0	55,450
Vessels and equipment (note 14)	$ 0	$ 100,600